Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	May 12, 2020
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (the "fund") seeks investment results that correspond generally to the performance, before fees and expenses, of the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses that you will pay when you buy and hold shares. You may also pay brokerage commissions on the purchase and sale of shares of the fund, which are not reflected in the table.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio. Prior to May 12, 2020, the fund tracked its prior underlying index, the Solactive USD Investment Grade Bond - Interest Rate Hedged Index.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of shares of the fund, which are not reflected in the table.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective May 12, 2020, the fund's management fee was reduced from 0.25% to 0.15% of the fund's average daily net assets.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, using a "passive" or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which applies environmental, social and governance ("ESG") considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the Bloomberg Barclays US Corporate Index (an investment grade corporate bond universe), resulting in a broad investment grade fixed income market exposure with ESG aspects.

The Underlying Index uses the Bloomberg Barclays US Corporate Index as its parent index, and then via the index methodology the following screens are implemented:

ESG criteria

  Issuers with ESG scores lower than BBB are excluded from the Underlying Index, per MSCI's ESG scoring methodology which Bloomberg Barclays uses for the Underlying Index);

Controversies

  These are controversies regarding the negative ESG impact of a company's operations, product and services, as assessed by MSCI's ESG Controversies monitoring system;

Specified business activities

  These include adult entertainment, alcohol, gambling, tobacco, nuclear and controversial weapons, civilian firearms, nuclear power and genetically modified organisms.

Once all relevant companies are screened out, the remaining companies are included in the Underlying Index and are reweighted in a manner designed for the Underlying Index to approximate the properties of the parent index across three factors: sector, maturity and rating.

Currently, the bonds eligible for inclusion in the Underlying Index include US dollar-denominated corporate bonds that: (i) are rated investment-grade using the middle rating of Moody's Investor Services, Inc. ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Investors Services, Inc. ("Fitch"); (ii) have at least $300 million minimum par amount outstanding; and (iii) have at least one year to maturity. Under normal circumstances, the Underlying Index is reconstituted and rebalanced on a monthly basis. The fund reconstitutes and rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index's reconstitution and rebalance schedule will result in corresponding changes to the fund's reconstitution and rebalance schedule.

As of March 31, 2020, the Underlying Index was comprised of 3,437 bonds issued by 544 different issuers. As of March 31, 2020, a significant percentage of the Underlying Index was comprised of securities of issuers from the United States (79.6%).

The fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole.

The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds rated investment grade by credit rating agencies (e.g., S&P rating of BBB- or above). In addition, the fund will invest at least 80% of its total assets, but typically far more, in instruments that comprise the Underlying Index.

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of March 31, 2020, a significant percentage of the Underlying Index was comprised of issuers in the financials (29.8%) sector. The financials sector includes companies involved in banking, consumer finance, asset management and custody banks, as well as investment banking and brokerage and insurance. To the extent that the fund tracks the Underlying Index, the fund's investment in certain sectors or countries may change over time.

Neither Bloomberg nor Barclays is affiliated with DBX Advisors LLC, and neither approves, endorses, reviews or recommends Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF.

Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the fund, and the fund's performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled "Additional Information About Fund Strategies, Underlying Index Information and Risks" and in the Statement of Additional Information ("SAI").

Fixed income markets risk. The values of many types of debt securities have been reduced over a period of many years since the credit crisis started due to problems relating to subprime mortgages. These market problems have also affected debt securities that are not related to mortgage loans. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments also have had a negative effect on the broader economy.

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

ESG investment strategy risk. The Underlying Index's ESG methodology, and thus the fund's investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index's ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.

Fixed income securities risk. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the fund's ability to sell the debt securities in which it invests or to find and purchase debt instruments included in the Underlying Index.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the fund. Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities. Because the issuers of lower rated investment grade bonds may be in uncertain financial health, the prices of their debt securities could be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated investment-grade debt securities. Credit ratings may not be an accurate assessment of credit risk.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Financials sector risk. To the extent that the fund invests significantly in the financials sector, the fund will be sensitive to changes in, and the fund's performance may depend to a greater extent on, the overall condition of the financials sector. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from the fund may be higher than normal.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Valuation risk. Because non-US markets may be open on days when the fund does not price its shares, the value of the securities in the fund's portfolio may change on days when shareholders will not be able to purchase or sell the fund's shares.

Issuer-specific risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the index accurately, or that the index will be determined, composed or calculated accurately. Market disruptions could cause delays in the index's rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index's stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor and its affiliates do not provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the index provider's errors will generally be borne by the fund and its shareholders.

Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund's performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund's return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund's securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund's NAV to the extent not offset by the transaction fee payable by an "Authorized Participant" ("AP"). Market disruptions and regulatory restrictions could have an adverse effect on the fund's ability to adjust its exposure in order to track the Underlying Index. To the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), such approach may cause the fund's return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other regulatory reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund's ability to track the Underlying Index may be adversely affected. Tracking error risk may be higher for funds that track a foreign index, or an index that includes foreign securities because regulatory and reporting requirements may differ from those in the US, and there is a heightened risk associated with limited availability and reliability of data used to construct the index. Tracking error risk may also be heightened during times of increased market volatility or other unusual market conditions. For tax efficiency purposes, the fund may sell certain securities, and such sale may cause the fund to realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund's return may deviate significantly from the return of the Underlying Index.

Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund's holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund's holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund's shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares' NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund's NAV. The fund's investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund.

Operational risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund's distributor may engage in creation or redemption transactions directly with the fund (as described below under "Buying and Selling Shares"). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events, and securities lending in general, could trigger adverse tax consequences for the fund and its investors. For example, if the fund loans its securities, the fund and its investors may lose the ability to treat certain fund distributions associated with those securities as qualified dividend income.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the fund, and the fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of the Underlying Index and a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available on the fund's website at Xtrackers.com (the website does not form a part of this prospectus).

Prior to May 12, 2020, the fund operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect. Returns prior to May 12, 2020 reflect those of the fund when it was tracking the prior underlying index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of the Underlying Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Xtrackers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS(%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	4.09%	March 31, 2019
Worst Quarter	-3.53%	December 31, 2018
Year-to-Date	-13.40%	March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For periods ended 12/31/2019 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 12, 2020, the fund changed its underlying index to the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index from the Solactive USD Investment Grade Bond - Interest Rate Hedged Index. Returns prior to May 12, 2020 reflect performance for the fund when it was seeking investment results of the prior underlying index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts ("IRAs") or employee-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts ("IRAs") or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Effective May 12, 2020, the fund changed its underlying index to the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index from the Solactive USD Investment Grade Bond - Interest Rate Hedged Index. Returns prior to May 12, 2020 reflect performance for the fund when it was seeking investment results of the prior underlying index.

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF | Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	$ 192
2016	rr_AnnualReturn2016	5.86%
2017	rr_AnnualReturn2017	4.27%
2018	rr_AnnualReturn2018	(2.71%)
2019	rr_AnnualReturn2019	10.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.53%)
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF | before tax | Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2015
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF | After tax on distributions | Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.80%
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF | After tax on distributions and sale of fund shares | Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF | Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF | Solactive USD Investment Grade Bond – Interest Rate Hedged Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF | Solactive Investment Grade Bond Index (Long only component) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%

[1]	Effective May 12, 2020, the fund's management fee was reduced from 0.25% to 0.15% of the fund's average daily net assets.